Ivy Funds Variable Insurance Portfolios

Supplement dated July 16, 2014 to the

Ivy Funds Variable Insurance Portfolios Statement of Additional Information

dated April 30, 2014

All references and information related to William Nelson are deleted in their entirety.

The following is added to the “Portfolio Managers – Portfolio Managers employed by WRIMCO” section that begins on page 70:

The following table provides information relating to Chad A. Gunther as of June 30, 2014:

Chad A. Gunther — Ivy Funds VIP High Income*

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed**	0	0	0
Number of Accounts Managed with Performance-Based Advisory Fees***	0	0	0
Assets Managed (in millions)**	$0	$0	$0
Assets Managed with Performance-Based Advisory Fees (in millions)***	$0	$0	$0

*	Mr. Gunther assumed investment management responsibilities for Ivy Funds VIP High Income effective July 9, 2014.

**	This data does not include Ivy Funds VIP High Income, since Mr. Gunther was not the portfolio manager of Ivy Funds VIP High Income on June 30, 2014.

***	This data does not include Accounts Managed with Performance-Based Advisory Fees, since Mr. Gunther was not the portfolio manager of any of these accounts on June 30, 2014.

The following is added to the two charts in the “Portfolio Managers – Portfolio Managers employed by WRIMCO – Ownership of Securities” section on pages 74 to 75 and 75 to 76, respectively:

As of June 30, 2014, the dollar range of shares of the Portfolio beneficially owned by the portfolio manager is:

Manager	Portfolio Managed in Ivy Funds Variable Insurance Portfolios	Dollar Range of Shares Owned* in Portfolio Managed	Dollar Range of Shares Owned in Similarly Managed Funds within the Fund Complex	Dollar Range of Shares Owned in Funds in Fund Complex
Chad A. Gunther	Ivy Funds VIP High Income[1]	$0	$0	$100,001 to $500,000

*	The Portfolio’s shares are available for purchase only by Participating Insurance Companies and are indirectly owned by investors in the Policies for which the Portfolios serve as underlying investment vehicles.

[1]	Mr. Gunther assumed investment management responsibilities for Ivy Funds VIP High Income effective July 9, 2014.

With limited exceptions, a portion of the portfolio manager’s compensation is held in a deferred account, and deemed to be invested in funds within the Fund Complex. As of June 30, 2014, the dollar range of shares deemed owned by the portfolio manager is:

Manager	Portfolio Managed in the Ivy Funds Variable Insurance Portfolios	Dollar Range of Shares Deemed Owned* in Portfolio or Similarly Managed Style[1]	Dollar Range of Shares Deemed Owned in Funds in the Fund Complex
Chad A. Gunther	Ivy Funds VIP High Income[2]	$50,001 to $100,000	$50,001 to $100,000

*	The Portfolio’s shares are available for purchase only by Participating Insurance Companies and are indirectly owned by investors in the Policies for which the Portfolios serve as underlying investment vehicles.

[1]	Shares deemed owned in Portfolio or similarly managed style within the Fund Complex which is managed by the Manager.

[2]	Mr. Gunther assumed investment management responsibilities for Ivy Funds VIP High Income effective July 9, 2014.

Supplement	Statement of Additional Information	1